BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2012	Mar. 31, 2011
Units of assignor limited partner's capital, authorized	10,000,000	10,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	9,800,600	9,800,600
Units of limited partnership interest, issued	9,800,600	9,800,600
Units of limited partnership interest, outstanding	9,775,100	9,795,600
Series One [Member]
Units of assignor limited partner's capital, authorized	10,000,000	10,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	1,299,900	1,299,900
Units of limited partnership interest, issued	1,299,900	1,299,900
Units of limited partnership interest, outstanding	1,296,900	1,299,900
Series Two [Member]
Units of assignor limited partner's capital, authorized	10,000,000	10,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	830,300	830,300
Units of limited partnership interest, issued	830,300	830,300
Units of limited partnership interest, outstanding	829,800	830,300
Series Three [Member]
Units of assignor limited partner's capital, authorized	10,000,000	10,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,882,200	2,882,200
Units of limited partnership interest, issued	2,882,200	2,882,200
Units of limited partnership interest, outstanding	2,864,200	2,877,200
Series Four [Member]
Units of assignor limited partner's capital, authorized	10,000,000	10,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,995,300	2,995,300
Units of limited partnership interest, issued	2,995,300	2,995,300
Units of limited partnership interest, outstanding	2,991,300	2,995,300
Series Five [Member]
Units of assignor limited partner's capital, authorized	10,000,000	10,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	489,900	489,900
Units of limited partnership interest, issued	489,900	489,900
Units of limited partnership interest, outstanding	489,900	489,900
Series Six [Member]
Units of assignor limited partner's capital, authorized	10,000,000	10,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	1,303,000	1,303,000
Units of limited partnership interest, issued	1,303,000	1,303,000
Units of limited partnership interest, outstanding	1,303,000	1,303,000